Document and Entity Information (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Aug. 04, 2014	Jul. 11, 2014
Document And Entity Information
Entity Registrant Name		Rich Pharmaceuticals, Inc.
Entity Central Index Key		0001504389
Document Type		S-1
Document Period End Date		Mar. 31, 2014
Amendment Flag		false
Current Fiscal Year End Date	--03-31	--03-31
Is Entity a Well-known Seasoned Issuer?		No
Is Entity a Voluntary Filer?		No
Is Entity's Reporting Status Current?		No
Entity Filer Category		Smaller Reporting Company
Entity Public Float				$ 0
Entity Common Stock, Shares Outstanding			420,463,772	415,494,772
Document Fiscal Period Focus		FY
Document Fiscal Year Focus		2014